Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2014
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 31, 2014
AMI Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AMILX